Earnings Per Share (Narrative) (Details) In Millions, except Share data	0 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended
	Aug. 31, 2010 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2010 JPY (¥)	Oct. 13, 2009 Public Offering [Member] JPY (¥)	Oct. 31, 2009 Public Offering [Member]	Mar. 31, 2009 Public Offering [Member]	Oct. 27, 2009 Third Party Allotment [Member] USD ($)	Oct. 31, 2009 Third Party Allotment [Member]	Mar. 31, 2009 Third Party Allotment [Member]
Antidilutive stock options to purchase common shares		59,670,700	12,436,800	266,942,428
Convertible bonds, value					¥ 110,000
Conversion of convertible bonds			258,040,481
Balance of outstanding convertible bonds		0
New issue			800,000,000	695,172,900		766,000,000	766,000,000	661,572,900	34,000,000	34,000,000	33,600,000
Issuance of common stock						416,949			18,507
Share buyback, common shares	75,000,000	75,000,000
Share buyback, common shares (value)	¥ 37,362	¥ 50,000